Fees Summary	Sep. 23, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 35,011,200
Previously Paid Amount	0.00
Total Fee Amount	5,360.21
Total Offset Amount	0.00
Net Fee	5,360.21
Narrative - Max Aggregate Offering Price	$ 35,011,200
Final Prospectus	true